Trade Accounts Receivable, Net - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Trade Accounts Receivable [Line Items]
Receivables					$ 30,478		$ 30,160
Other financial obligations					19,362		11,658
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [Line Items]
Receivables				$ 647	12,713	$ 658	13,644
Other financial obligations				$ 576	$ 11,313	$ 535	$ 11,095
Financial expense	$ 308	$ 258	$ 249